DARPA Grant Revenue - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Revenue Reconciling Item [Line Items]
Allowable costs of reimbursable	$ 5.0
Maximum
Segment Reporting Revenue Reconciling Item [Line Items]
Reimbursement amount	$ 5.0
Cooperative Agreement [Member]
Segment Reporting Revenue Reconciling Item [Line Items]
Revenues		$ 3.6	$ 1.4
Reimbursable for allowable costs		$ 5.0